UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6385

Nuveen Ohio Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
	May 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.4% (5.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 4,000	5.125%, 6/01/24	6/17 at 100.00	B	$ 3,213,360
11,945	5.875%, 6/01/47	6/17 at 100.00	BB	9,131,472
115	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	8/12 at 100.00	BBB+	114,782
	Series 2002, 5.375%, 5/15/33
16,060	Total Consumer Staples			12,459,614
	Education and Civic Organizations – 12.3% (8.9% of Total Investments)
920	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	1,044,936
1,650	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	1,719,432
	2006, 5.000%, 7/01/41
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series	10/13 at 100.00	AA	1,835,418
	2003, 5.125%, 10/01/24
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Ba1	929,400
	2005, 5.000%, 12/01/29
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A	2,566,313
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,509,904
	5.000%, 11/01/21
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	A	1,379,849
	2004, 5.000%, 12/01/25 – AMBAC Insured
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/12 at 100.00	Ba1	1,000,950
	2001, 5.500%, 12/01/15
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AA–	1,591,320
	2006, 5.000%, 12/01/44 – NPFG Insured
2,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds,	11/18 at 100.00	A–	2,271,940
	Xavier University 2008C, 5.750%, 5/01/28
550	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	Aa1	575,190
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 –	1/13 at 100.00	AA–	1,544,534
	AMBAC Insured
2,605	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/25 –	6/14 at 100.00	AA–	2,787,454
	AMBAC Insured
19,640	Total Education and Civic Organizations			20,756,640
	Health Care – 25.3% (18.3% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/12 at 100.00	Baa1	2,001,460
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24
1,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	1,091,650
	2010A, 5.250%, 6/01/38
2,500	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	2,683,400
	5.500%, 11/01/40
3,405	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	3,449,367
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,
	Improvement Series 2009:
250	5.000%, 11/01/34	11/19 at 100.00	Aa2	271,158
300	5.250%, 11/01/40	11/19 at 100.00	Aa2	327,978
1,200	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	1,269,024
	2005, 5.000%, 11/01/40
2,400	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA	2,780,640
	Trust 11-21B, 9.234%, 11/15/41 (IF) (4)
	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J:
2,455	5.250%, 5/15/16 – FGIC Insured	5/14 at 100.00	BBB	2,571,195
1,260	5.125%, 5/15/28 – FGIC Insured	5/14 at 100.00	BBB	1,273,495
1,000	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A	1,160,050
	2011A, 6.250%, 12/01/34
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA–	95,048
40	5.125%, 11/15/40	11/18 at 100.00	AA–	42,479
2,665	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	3,146,752
	2011A, 6.000%, 11/15/41
785	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A2	843,333
	Inc., Series 2006, 5.250%, 5/15/21
430	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	461,493
	Project, Refunding Series 2011, 5.250%, 8/01/41
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
1,500	5.000%, 5/01/30	5/14 at 100.00	AA	1,545,105
2,500	5.000%, 5/01/32	5/14 at 100.00	AA	2,569,100
1,350	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	1,434,470
95	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	AA+	105,079
	System Inc., Series 2007A, 5.250%, 1/15/46 – BHAC Insured
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
1,315	5.000%, 1/01/25	1/18 at 100.00	Aa2	1,450,314
50	5.250%, 1/01/33	1/18 at 100.00	Aa2	54,867
1,200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AA–	1,298,604
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
1,500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	1,602,990
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
1,000	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	1,110,760
	Obligated Group, Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 3551:
375	19.746%, 1/01/17 (IF)	No Opt. Call	Aa2	515,160
2,700	20.072%, 1/01/33 (IF)	1/19 at 100.00	Aa2	3,896,208
1,100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	1,587,344
	Obligated Group, Tender Option Bond Trust 3591, 20.231%, 1/01/17 (IF)
1,200	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	1,253,412
	5.250%, 11/15/36
600	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	661,926
	5.750%, 12/01/35
38,265	Total Health Care			42,553,861
	Housing/Multifamily – 5.2% (3.7% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	8/12 at 100.00	Aaa	1,387,576
	Series 1994A, 5.950%, 2/20/30
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,
	Longwood Phase One Associates LP, Series 2001A:
2,245	5.350%, 1/20/21 (Alternative Minimum Tax)	7/12 at 101.00	Aaa	2,293,290
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	7/12 at 101.00	Aaa	2,280,488
800	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aa1	862,544
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
695	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	Aaa	716,962
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
1,100	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	Aaa	1,161,578
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
8,475	Total Housing/Multifamily			8,702,438
	Housing/Single Family – 0.5% (0.4% of Total Investments)
855	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	878,273
	9/01/31 (Alternative Minimum Tax)
	Industrials – 1.0% (0.7% of Total Investments)
660	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	BBB–	664,640
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
970	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc.,	11/12 at 100.00	BBB–	973,201
	Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)
1,630	Total Industrials			1,637,841
	Long-Term Care – 1.0% (0.8% of Total Investments)
490	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	535,840
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,165	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,232,209
	Refunding & improvement Series 2010, 6.625%, 4/01/40
1,655	Total Long-Term Care			1,768,049
	Materials – 1.3% (0.9% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,154,500
	4.500%, 12/01/15
	Tax Obligation/General – 31.2% (22.6% of Total Investments)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 – NPFG Insured	12/12 at 100.00	Aa1	1,428,484
1,200	5.000%, 12/01/22 – NPFG Insured	12/12 at 101.00	Aa1	1,274,484
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1	1,643,490
	2005, 5.000%, 12/01/30 – AGM Insured
2,630	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements, Series	6/22 at 100.00	AAA	3,132,882
	2012, 5.000%, 12/01/28 (WI/DD, Settling 6/01/12) – AGM Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 –	6/14 at 100.00	AAA	1,086,000
	AMBAC Insured
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AA	1,082,960
	2004, 5.000%, 12/01/22 – AGM Insured
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AA	1,615,950
	0.000%, 12/01/28 – AGM Insured
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,323,240
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 – AMBAC Insured	6/14 at 100.00	Aa2	1,089,580
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa3	1,326,092
	2005, 5.000%, 12/01/24 – NPFG Insured
1,840	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	2,109,118
1,500	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	1,612,605
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	12/19 at 100.00	Aa1	1,548,562
	5.125%, 12/01/36
7,020	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AA–	7,467,734
	AGM Insured
1,850	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	Aa1	2,061,603
	Construction, Series 2005, 5.000%, 12/01/26 – NPFG Insured
3,000	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	Aa1	3,306,180
	5.000%, 12/01/25 – NPFG Insured
2,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	2,766,508
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
660	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011,	No Opt. Call	Aa1	527,294
	0.000%, 12/01/21
800	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	892,464
	5.000%, 12/01/25 – FGIC Insured
1,585	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	1,704,477
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AA–	541,567
	2006, 5.000%, 12/01/25 – AGM Insured
500	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	564,150
	Series 2007, 5.000%, 12/01/31
1,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	1,869,960
	Series 2007, 5.250%, 12/01/31 – AGM Insured
1,350	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	1,470,326
	5.250%, 12/01/36
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	Aa3	1,060,690
	5.000%, 12/01/28 – FGIC Insured
1,000	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	1,081,030
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/18 at 100.00	Aa1	544,650
	Bonds, Series 2008, 5.000%, 12/01/36
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	A1	1,641,144
	12/01/22 – FGIC Insured
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	6/12 at 100.00	Aaa	70,312
	1996, 5.950%, 12/01/21
100	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School	6/17 at 100.00	Aa2	107,512
	Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured
650	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	6/19 at 100.00	AA	713,213
	School Improvment Series 2009, 5.125%, 12/01/37
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AA	2,686,775
1,170	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AA	1,264,384
49,630	Total Tax Obligation/General			52,615,420
	Tax Obligation/Limited – 19.4% (14.0% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	BBB+	1,429,625
	12/01/25 – AMBAC Insured
4,000	Cuyhoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart–	12/20 at 100.00	AA	4,540,078
	Convention Center Project, Series 2010F, 5.000%, 12/01/27
3,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue	12/15 at 100.00	Aaa	3,315,090
	Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,305	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,416,003
545	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42 (WI/DD,	1/22 at 100.00	A	585,989
	Settling 6/06/12)
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	A+	1,159,106
	5.000%, 12/01/18 – FGIC Insured
4,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 –	12/16 at 100.00	A+	4,300,398
	AMBAC Insured
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 –	No Opt. Call	AA–	496,810
	AGM Insured
2,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	2,180,720
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	Aa3	1,068,200
	6/01/26 – NPFG Insured
140	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	10/22 at 100.00	A1	162,581
	2012C, 5.000%, 10/01/24
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA	876,320
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
23,215	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	6,937,336
	2009A, 0.000%, 8/01/34
7,875	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	2,184,210
	2010A, 0.000%, 8/01/35
1,645	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A,	12/22 at 100.00	AA+	1,972,602
	5.000%, 12/01/23
52,990	Total Tax Obligation/Limited			32,625,068
	Transportation – 4.0% (2.8% of Total Investments)
1,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA–	1,080,160
3,050	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	A–	3,124,634
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
2,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	2,459,200
6,050	Total Transportation			6,663,994
	U.S. Guaranteed – 21.6% (15.6% of Total Investments) (5)
2,030	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002, 5.250%, 12/01/21	12/12 at 101.00	Aa1 (5)	2,101,537
	(Pre-refunded 12/01/12)
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aa2 (5)	2,665,650
	5.250%, 6/01/21 (Pre-refunded 12/01/12) – AGM Insured
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
1,020	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (5)	1,083,240
980	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2 (5)	1,040,760
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	A– (5)	1,114,450
	12/01/14 – SYNCORA GTY Insured (ETM)
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation	12/13 at 100.00	AAA	1,070,990
	Bonds, Series 2003, 5.000%, 12/01/22 (Pre-refunded 12/01/13) – AGM Insured
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa1 (5)	1,215,297
	5.000%, 12/01/22 (Pre-refunded 6/01/13) – NPFG Insured
1,000	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA– (5)	1,017,220
	Partners, Refunding Series 2002, 5.375%, 10/01/30 (Pre-refunded 10/01/12)
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/21	12/12 at 100.00	Baa2 (5)	1,553,466
	(Pre-refunded 12/01/12) – NPFG Insured
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (5)	813,717
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/14 at 100.00	AA (5)	2,881,384
	Project, Series 2004A, 5.250%, 4/01/15 (Pre-refunded 4/01/14) – NPFG Insured
1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31	12/12 at 100.00	Aa1 (5)	1,229,712
	(Pre-refunded 12/01/12)
2,450	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	N/R (5)	2,573,333
	(Pre-refunded 6/01/13)
525	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	645,761
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water
	Quality Project, Series 2005B:
1,225	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,391,686
275	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	312,419
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+ (5)	3,096,120
	(Pre-refunded 2/01/13)
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II,	6/13 at 100.00	AA (5)	1,047,360
	5.000%, 6/01/16 (Pre-refunded 6/01/13)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
	Bonds, Series 2004A:
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (5)	1,442,805
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (5)	3,708,502
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AA (5)	1,070,990
	5.000%, 12/01/30 (Pre-refunded 12/01/13) – NPFG Insured
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22	6/13 at 100.00	AA– (5)	890,673
	(Pre-refunded 6/01/13) – FGIC Insured
1,200	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19	6/14 at 100.00	AA– (5)	1,310,664
	(Pre-refunded 6/01/14) – AMBAC Insured
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,071,150
	12/01/28 (Pre-refunded 12/01/13) – NPFG Insured
34,130	Total U.S. Guaranteed			36,348,886
	Utilities – 5.5% (4.0% of Total Investments)
2,500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	2,706,225
	Series 2008A, 5.250%, 2/15/43
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A2	970,160
2,105	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A2	804,952
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A2	735,502
1,465	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	11/12 at 100.00	Baa1	1,466,612
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	A1	467,866
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	2,100,980
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
13,175	Total Utilities			9,252,297
	Water and Sewer – 2.8% (2.0% of Total Investments)
430	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	460,792
	AMBAC Insured
1,025	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	1,291,428
	1993G, 5.500%, 1/01/21 – NPFG Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	10/15 at 100.00	Aa3	1,367,120
100	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	Aa3	111,332
	AGM Insured
225	Marysville, Ohio, Wastewater Treatement System Revenue Bonds, Series 2007, 5.000%, 12/01/37 –	12/17 at 100.00	A–	236,408
	SYNCORA GTY Insured
1,170	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 –	12/16 at 100.00	A–	1,274,949
	SYNCORA GTY Insured
4,170	Total Water and Sewer			4,742,029
$ 248,725	Total Investments (cost $213,819,769) – 138.5%			233,158,910
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (43.6)% (6)			(73,500,000)
	Other Assets Less Liabilities – 5.1%			8,745,627
	Net Assets Applicable to Common Shares – 100%			$ 168,404,537

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$233,158,910	$—	$233,158,910

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $213,585,565.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$19,643,945
Depreciation	(70,600)
Net unrealized appreciation (depreciation) of investments	$19,573,345

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2012